CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net loss	$ (18,615)	$ (18,854)
Adjustments required to reconcile net loss to net cash used in operating activities:
Stock-based compensation	1,782	2,189
Depreciation	237	232
Accretion of discount on marketable securities	(13)	0
Realized gain on sale of marketable securities, net	(2)	0
Increase (decrease) in severance pay, net	3	(24)
Decrease in operating lease right of use asset	290	295
Increase in interest receivables from short-term bank deposits	(140)	(114)
Decrease (increase) in other accounts receivable and prepaid expenses	(448)	764
Decrease (increase) in long-term prepaid expenses	(13)	5
Decrease in trade payables	(85)	(2,387)
Increase (decrease) in other accounts payable and accrued expenses	(894)	242
Decrease in operating lease liability	(394)	(644)
Decrease in deferred participation in R&D expenses	(325)	(2,387)
Net cash used in operating activities	(18,617)	(20,683)
Cash flows from investing activities:
Proceeds from maturity of short-term bank deposits	51,350	58,945
Investment in short-term bank deposits	(23,220)	(38,500)
Proceeds from maturity of marketable securities	1,000	0
Investment in marketable securities	(5,536)	0
Purchase of property and equipment	(63)	(258)
Net cash provided by investing activities	23,531	20,187
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net	1,351	249
Proceeds from exercise of options	0	104
Net cash provided by financing activities	1,351	353
Increase (decrease) in cash, cash equivalents and restricted cash	6,265	(143)
Cash, cash equivalents and restricted cash at the beginning of the period	11,421	8,514
Cash, cash equivalents and restricted cash at the end of the period	17,686	8,371
Supplemental disclosure of non-cash investing and financing activities:
Purchase of property and equipment	(8)	(80)
Right-of-use asset obtained in exchange for operating lease liability	70	0
Issuance expenses	$ 197	$ 0